J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304893432	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material (Max Allowed (redacted)).
(redacted)	304893432	Appraised Value	(redacted)	(redacted)	Tape Value is Sales Price. Review Value is the Appraised Value.